E&E ASSETS - Miller Project (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
E&E ASSETS
Write-off of E & E assets	$ 18,893	$ 4,290
Miller
E&E ASSETS
Write-off of E & E assets	$ 0	$ 897	$ 1,015,468